Fair Value Measurements	12 Months Ended
May. 31, 2015
Fair Value Measurements

NOTE E — FAIR VALUE MEASUREMENTS

Financial instruments recorded on the balance sheet include cash and cash equivalents, trade accounts receivable, marketable securities, notes and accounts payable, and debt.

An allowance for anticipated uncollectible trade receivable amounts is established using a combination of specifically identified accounts to be reserved, and a reserve covering trends in collectibility. These estimates are based on an analysis of trends in collectibility and past experience, but are primarily made up of individual account balances identified as doubtful based on specific facts and conditions. Receivable losses are charged against the allowance when we confirm uncollectibility.

All derivative instruments are recognized on our Consolidated Balance Sheet and measured at fair value. Changes in the fair values of derivative instruments that do not qualify as hedges and/or any ineffective portion of hedges are recognized as a gain or (loss) in our Consolidated Statement of Income in the current period. Changes in the fair value of derivative instruments used effectively as cash flow hedges are recognized in other comprehensive income (loss), along with the change in the value of the hedged item. We do not hold or issue derivative instruments for speculative purposes.

The valuation techniques utilized for establishing the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value, as follows:

Level 1 Inputs — Quoted prices for identical instruments in active markets.

Level 2 Inputs — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 Inputs — Instruments with primarily unobservable value drivers.

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
U.S. Treasury and other government	$—	$21,349	$—	$21,349
Foreign bonds		38		38
Mortgage - backed securities		128		128
Corporate bonds		1,389		1,389
Stocks - foreign	3,976			3,976
Stocks - domestic	39,458			39,458
Mutual funds - foreign		34,541		34,541
Mutual funds - domestic		53,891		53,891
Foreign currency forward contract		(6,369)		(6,369)
Contingent consideration			(27,598)	(27,598)

Total	$43,434	$104,967	$(27,598)	$120,803

(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
U.S. Treasury and other government	$—	$21,144	$—	$21,144
Foreign bonds		40		40
Mortgage - backed securities		140		140
Corporate bonds		1,756		1,756
Stocks - foreign	1,633			1,633
Stocks - domestic	39,904			39,904
Mutual funds - foreign		33,340		33,340
Mutual funds - domestic		44,923		44,923
Foreign currency forward contract		2,582		2,582
Cross - currency swap		(19,550)		(19,550)
Contingent consideration			(81,296)	(81,296)

Total	$41,537	$84,375	$(81,296)	$44,616

Our marketable securities are primarily composed of available-for-sale securities, and are valued using a market approach. The availability of inputs observable in the market varies from instrument to instrument and depends on a variety of factors including the type of instrument, whether the instrument is actively traded, and other characteristics particular to the transaction. For most of our financial instruments, pricing inputs are readily observable in the market, the valuation methodology used is widely accepted by market participants, and the valuation does not require significant management discretion. For other financial instruments, pricing inputs are less observable in the market and may require management judgment.

We entered into a cross-currency swap, which was originally designed to fix our interest and principal payments in euros for the life of our unsecured 6.70% senior notes due November 1, 2015, and resulted in an effective euro fixed-rate borrowing of 5.31%. The basis for determining the rates for this swap included three legs at the inception of the agreement: the U.S. dollar (USD) fixed rate to a USD floating rate; the euro floating to euro fixed rate; and the dollar to euro basis fixed rate at inception. Therefore, we essentially exchanged fixed payments denominated in USD for fixed payments denominated in euros, paying fixed euros at 5.31% and receiving fixed USD at 6.70%. The rates included in this swap were based upon observable market data, but were not quoted market prices, and therefore, the cross-currency swap was considered a Level 2 liability on the fair value hierarchy. The payments were based on the notional principal amounts of $150 million and approximately 125 million euros. Pursuant to our issuance of the Redemption Notice to the holders thereof on April 28, 2015, the 6.70% Senior Notes issued by RPM United Kingdom G.P., which were due to mature on November 1, 2015, were redeemed on May 29, 2015. There was an exchange of the notional amounts at the time of redemption, which resulted in net proceeds of $14.6 million. The net proceeds are classified in Cash From Operating Activities in our Consolidated Statements of Cash Flows.

At May 31, 2015, we had a foreign currency forward contract with a fair value of approximately $6.4 million, which is classified in other accrued liabilities in our Consolidated Balance Sheets. At May 31, 2014, we had a foreign currency forward contract with a fair value of approximately $2.6 million, which is classified in other current assets in our Consolidated Balance Sheets. Our foreign currency forward contract, which has not been designated as a hedge, was designed to reduce our exposure to the changes in the cash flows of intercompany foreign-currency-denominated loans related to changes in foreign currency exchange rates by fixing the functional currency cash flows. The foreign exchange rates included in the forward contract are based upon observable market data, but are not quoted market prices, and therefore, the forward currency forward contract is considered a Level 2 liability on the fair value hierarchy.

The contingent consideration represents the estimated fair value of the additional variable cash consideration payable in connection with recent acquisitions that is contingent upon the achievement of certain performance milestones. We estimated the fair value using expected future cash flows over the period in which the obligation is expected to be settled, and applied a discount rate that appropriately captures a market participant’s view of the risk associated with the obligation, which are considered to be Level 3 inputs. During fiscal 2015, we reversed approximately $29.7 million for contingent earnout targets that were not met, or are not expected to be met, and we paid approximately $24.8 million for settlements of contingent consideration obligations relating to certain performance milestones that were established in prior periods and achieved during the current period. Also during fiscal 2015, we added approximately $0.8 million to the accrual for contingent earnouts, which related to an acquisition completed by the SPHC Group prior to reconsolidation. The reversals are reflected in SG&A in our Consolidated Statements of Income.

The carrying value of our current financial instruments, which include cash and cash equivalents, marketable securities, trade accounts receivable, accounts payable and short-term debt approximates fair value because of the short-term maturity of these financial instruments. At May 31, 2015 and May 31, 2014, the fair value of our long-term debt was estimated using active market quotes, based on our current incremental borrowing rates for similar types of borrowing arrangements, which are considered to be Level 2 inputs. Based on the analysis performed, the fair value and the carrying value of our financial instruments and long-term debt as of May 31, 2015 and May 31, 2014 are as follows:

	At May 31, 2015
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$174,711	$174,711
Marketable equity securities	131,866	131,866
Marketable debt securities	22,904	22,904
Long-term debt, including current portion	1,656,075	1,783,962

	At May 31, 2014
(In thousands)	Carrying Value	Fair Value
Cash and cash equivalents	$332,868	$332,868
Marketable equity securities	119,800	119,800
Marketable debt securities	23,080	23,080
Long-term debt, including current portion	1,351,627	1,516,062